DESCRIPTION OF BUSNIESS (Details) (USD $)	12 Months Ended							26 Months Ended		12 Months Ended	29 Months Ended		12 Months Ended
	Dec. 31, 2012 vessel	Dec. 31, 2007 vessel	Dec. 31, 1996 vessel	Dec. 31, 2010 Golden Future and Golden Zhejiang [Member] vessel	Dec. 31, 2009 Battersea and Belgravia [Member] vessel	Dec. 31, 2012 Golden Zhejiang [Member]	Jun. 30, 2012 Golden Zhejiang [Member]	Sep. 14, 2014 Golden Zhejiang [Member]	Jul. 01, 2011 Golden Zhejiang [Member]	Dec. 31, 2012 Golden Future [Member]	Aug. 01, 2014 Belgravia [Member]	Mar. 02, 2012 Belgravia [Member]	Dec. 31, 2012 Battersea [Member]
Number of vessels in initial fleet			5
Number of vessels disposed of	3	1
Purchase of vessels				2	2
Time charter daily rates per day pre contract renegotiation									$ 29,900			$ 52,670
Time charter daily rates post contract renegotiation									19,900			46,412
Time charter revenue reduction resulting from renegotiation expected to be received in future period							3,660,000
Additional time charter daily rate to be charged								4,581
Vessels in fleet	4
Number of vessels held for sale at end of year	1
Time charter period minimum										11 months
Time charter period maximum										13 months
Broker commissions						6.50%					2.50%		6.25%
Time Charter daily rates						$ 7,350							$ 9,500